LEASES - Sales-Type Leases (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Less than one year	$ 1,256	$ 333
One to two years	1,000	333
Two to three years	1,000	333
Three to four years	1,000	333
Four to five years	1,000	333
More than five years	24,508	8,499
Payments to be received	$ 29,764	$ 10,164